Consolidated balance sheets - CHF (SFr) SFr in Millions		Jun. 30, 2015	Dec. 31, 2014
Assets
Cash and due from banks		SFr 102,358	SFr 78,000
of which reported at fair value		240	304
Interest-bearing deposits with banks		4,159	4,104
of which reported at fair value		2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		138,231	163,208
of which reported at fair value		80,636	104,283
Securities received as collateral, at fair value		28,851	26,854
of which encumbered		27,990	25,220
Trading assets, at fair value		205,898	241,313
of which encumbered		65,847	77,583
Investment securities		2,965	2,379
of which reported at fair value		2,965	2,379
Other investments		7,261	8,467
of which reported at fair value		4,611	5,642
Net loans		253,094	255,928
of which reported at fair value		19,778	22,913
of which encumbered		128	192
allowance for loan losses		(572)	(597)
Premises and equipment		4,230	4,441
Goodwill		7,359	7,766
Other intangible assets		205	249
of which reported at fair value		81	70
Brokerage receivables		48,413	41,629
Other assets		59,475	70,511
of which reported at fair value		28,145	32,321
of which encumbered		272	250
Total assets		862,499	904,849
Liabilities and equity
Due to banks		30,539	26,506
of which reported at fair value		644	832
Customer deposits		345,069	357,569
of which reported at fair value		3,966	3,251
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		58,567	70,119
of which reported at fair value		41,920	54,732
Obligation to return securities received as collateral, at fair value		28,851	26,854
Trading liabilities, at fair value		59,457	72,667
Short-term borrowings		26,401	25,921
of which reported at fair value		4,256	3,861
Long-term debt		177,429	172,947
of which reported at fair value		75,658	80,260
Brokerage payables		48,039	56,977
Other liabilities		45,306	50,648
of which reported at fair value		14,169	16,933
Total liabilities		819,658	860,208
Common shares		4,400	4,400
Additional paid-in capital		33,863	34,842
Retained earnings		17,715	15,877
Accumulated other comprehensive income/(loss)		(14,599)	(12,224)
Total shareholders' equity		41,379	42,895
Noncontrolling interests		1,462	1,746
Total equity		42,841	44,641
Total liabilities and equity		SFr 862,499	SFr 904,849
Additional share information
Par value (in CHF per share)	[1]	SFr 1.00	SFr 1.00
Issued shares (in shares)	[1]	4,399,680,200	4,399,680,200
Common shares outstanding (in shares)	[1]	4,399,680,200	4,399,680,200
Consolidated VIEs
Assets
Cash and due from banks		SFr 1,470	SFr 1,493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		197	660
Trading assets, at fair value		3,394	4,261
Investment securities		925	0
Other investments		1,904	2,105
Net loans		666	245
Premises and equipment		385	422
Other assets		14,170	16,132
Liabilities and equity
Customer deposits		0	3
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		3	0
Trading liabilities, at fair value		28	35
Short-term borrowings		9,470	9,384
Long-term debt		11,972	13,452
Other liabilities		SFr 1,654	SFr 1,727

[1]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2015. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.